Share Based Compensation (Details) - Schedule of the option activity - USD ($)	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Schedule Of The Option Activity Abstract
Number of share options, Outstanding Beginning	1,273,706	717,717
Weighted average exercise price, Outstanding Beginning	$ 3.19	$ 3.76
Remaining contractual term in years, Outstanding Beginning	11 years 3 days	11 years 2 months 19 days
Number of share options, Outstanding, Granted	1,531,332	752,185
Weighted average exercise price, Granted	$ 1.34	$ 2.76
Remaining contractual term in years, Granted	12 years 3 months 18 days	12 years 3 months 14 days
Number of share options, Outstanding, Exercised	(63,095)	(158,125)
Weighted average exercise price, Exercised	$ 2.5	$ 3.79
Aggregate Intrinsic value, Exercised	$ 4,926	$ 15,969
Number of share options, Outstanding, Forfeited	(9,390)	(5,602)
Weighted average exercise price, Forfeited	$ 2.76	$ 2.92
Number of share options, Outstanding, Cancelled	(4,334)
Weighted average exercise price, Cancelled	$ 11.68
Number of share options, Outstanding, Outstanding, Ending	2,728,219	1,306,175
Weighted average exercise price, Outstanding, Ending	$ 2.16	$ 3.18
Remaining contractual term in years, Outstanding, Ending	11 years 3 months 29 days	11 years 6 months
Aggregate Intrinsic value, Ending	$ 45,492	$ 423,411
Number of share options, Outstanding,Exercisable	884,801	298,803
Weighted average exercise price, Exercisable	$ 3.3	$ 4.35
Remaining contractual term in years, Exercisable	10 years 1 month 17 days	10 years 4 months 24 days
Aggregate Intrinsic value, Exercisable	$ 560	$ 48,779